Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Debt Instrument [Line Items]
Long-term debt	¥ 73,925	¥ 255
Unsecured straight bonds	200,347	100,347
Long-term debt and capital lease obligations	279,899	101,910
Less-Bonds current portion due within one year	(100,247)
Less-Long-term debt current portion due within one year	(31,841)	(22)
Less-Capital lease obligation current portion due within one year	(1,540)	(652)
Long-term Debt and Capital Lease Obligations	146,271	101,236
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	73,925	255
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt	100,247	100,347
Unsecured Zero Point Three Nine Percent Straight Bonds Due in Twenty Seventeen
Debt Instrument [Line Items]
Unsecured straight bonds	65,000
Unsecured Zero Point Six Zero Percent Straight Bonds Due in Twenty Nineteen
Debt Instrument [Line Items]
Unsecured straight bonds	15,000
Unsecured Zero Point Nine Six Percent Straight Bonds Due in Twenty Twenty Two
Debt Instrument [Line Items]
Unsecured straight bonds	20,000
Unsecured Zero Point Seven Two Percent Straight Bonds Due in Twenty Fourteen
Debt Instrument [Line Items]
Unsecured straight bonds	100
Capital Lease Obligations
Debt Instrument [Line Items]
Long-term capital lease obligations Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012 Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	¥ 5,627	¥ 1,308